Rule 497(e)

Registration No. 033-16905

[CHAPMAN AND CUTLER LLP LETTERHEAD]

March 26, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                                  Nuveen Investment Funds, Inc.

                                         (Registration No. 033-16905 and 811-05309)

Ladies and Gentlemen:

On behalf of Nuveen Investment Funds, Inc. (the “Registrant”) and its series, Nuveen Large Cap Select Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on March 12, 2013.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

       Morrison C. Warren

Enclosures